ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Absolute Funds
Principal Security Description Rate Maturity Value
Long Positions - 91.1%
Asset Backed Obligations - 0.5%
$ 25,795 Adjustable Rate Mortgage Trust, Series 2005-12 2A1
(a)
4.10% 03/25/36 $ 19,251
10,120 Adjustable Rate Mortgage Trust, Series 2006-1 3A3
(a)
3.83  03/25/36 8,318
6,512 Banc of America Funding Corp., Series 2006-E 2A1
(a)
4.93  06/20/36 5,950
13,766 Banc of America Funding Corp., Series 2007-E 4A1
(a)
3.77  07/20/47 13,178
25,854 CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12 6.00  12/25/36 22,075
10,094 CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6 5.75  04/25/37 9,083
8,682 Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 5.50  11/25/35 7,113
12,252 Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5 1A1
(a)
4.02  09/25/47 9,348
27,855 IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1
(a)
3.61  09/25/36 18,941
6,425 JPMorgan Mortgage Trust, Series 2007-A2 4A1M
(a)
3.87  04/25/37 5,288
13,191 Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 3A1
(a)
4.20  04/25/47 6,380
Total Asset Backed Obligations (Cost $102,183) 124,925
Shares Security Description Value
Investment Companies - 52.0%
689,143 Absolute Capital Opportunities Fund
(b)
6,608,879
626,778 Absolute Flexible Fund
(b)
6,443,275
Total Investment Companies (Cost $13,215,526) 13,052,154
Exchange Traded Funds - 5.0%
39,364 Absolute Select Value ETF
(b)(c)
1,107,309
2,000 ETFMG Prime Junior Silver Miners ETF
(c)
18,760
4,000 VanEck Gold Miners ETF/USA
(c)
120,440
Total Exchange Traded Funds (Cost $1,259,286) 1,246,509
Publically Traded Partnership - 1.3%
5,000 U.S. Oil Fund LP ETF
(d)
(Cost $319,785) 317,751
Money Market Fund - 31.6%
7,939,692 First American Treasury Obligations Fund, Class X, 5.04%
(c)(e)
(Cost $7,939,692) 7,939,692
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 0.7%
Call Options Purchased - 0.1%
250 Invesco QQQ Trust ETF
(Premiums Paid $36,758) $ 375.00 07/23 $ 9,375,000 25,250
Put Options Purchased - 0.6%
500 Pfizer, Inc. 35.00 01/24 1,834,000 76,000
1,000 SPDR S&P 500 ETF Trust 385.00 08/23 44,328,000 58,500
500 SPDR S&P 500 ETF Trust 350.00 09/23 22,164,000 29,500
Total Put Options Purchased (Premiums Paid $410,558) 164,000
Total Purchased Options (Premiums Paid $447,316) 189,250
Total Long Positions - 91.1% (Cost $23,283,788) 22,870,281
Total Short Positions - (1.6)% (Proceeds $(338,972)) (392,655)
Total Written Options - (0.1)% (Premiums Received $(136,970)) (26,500)
Other Assets & Liabilities, Net - 10.6% 2,643,799
Net Assets - 100.0% $ 25,094,925

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
June 30, 2023

Absolute Funds
Shares Security Description Value
Short Positions - (1.6)%
Common Stock - (1.6)%
Consumer Discretionary - (1.6)%
(1,500) Tesla, Inc.
(Proceeds $(338,972)) $ (392,655)
Total Short Positions - (1.6)% (Proceeds $(338,972)) $ (392,655)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF PUT OPTIONS WRITTEN (Unaudited)
June 30, 2023

Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (0.1)%
Put Options Written - (0.1)%
(1,000) SPDR S&P 500 ETF Trust
(Premiums Received $(136,970)) $ 350.00 08/23 $ 35,000,000 $ (26,500)
Total Written Options - (0.1)% (Premiums Received $(136,970)) $ (26,500)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS, SECURITIES SOLD SHORT AND PUT OPTIONS WRITTEN (Unaudited)
June 30, 2023

Absolute Funds
At June 30, 2023 , the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments.
Transactions during the period with affiliates were as follows:
At June 30, 2023, the value of investments in affiliated companies was $14,159,463 representing 56.4% of net assets, and the total cost was
$14,350,039. Net unrealized depreciation was $(190,576), the net change in unrealized depreciation was $(75,433) net realized gain was
$89,205, there were no capital gain distributions and investment income was $161,944.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
ETF Exchange Traded Fund
LP Limited Partnership
(a)
Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2023.
(b)
Affiliated Company.
(c)
All or a portion of this security is held as collateral for written options.
(d)
Non-income producing security.
(e)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Depreciation
(40) NASDAQ 100 E-mini Future 09/15/23 $ (11,961,111) $ (12,269,600) $ (308,489)
(20) S&P 500 E-mini Future 09/15/23 (4,437,526) (4,488,250) (50,725)
$ (16,398,637) $ (16,757,850) $ (359,214)
Exchange Traded Fund
Absolute
Select Value
ETF
Balance
3/31/2023
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
6/30/2023
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 39,364 – – – 39,364
Cost $ 1,134,513 $ – $ – $ – $ 1,134,513 $ – $ – $ 15,620
Value 1,099,830 – – 7,479 1,107,309
Investment Companies
Absolute
Capital
Opportunities
Fund
Balance
3/31/2023
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
6/30/2023
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 689,143 – – – 689,143
Cost $ 6,891,428 $ – $ – $ – $ 6,891,428 $ – $ – $ 4,183
Value 6,574,422 – – 34,457 6,608,879
Absolute
Convertible
Arbitrage Fund
Balance
3/31/2023
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
6/30/2023
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 110,377 – (110,377) – –
Cost $ 1,128,258 $ – $ (1,128,258) $ – $ – $ 89,205 $ – $ –
Value 1,203,114 – – (74,856) –
Absolute
Flexible Fund
Balance
3/31/2023
Gross
Additions
Gross
Reductions
Change in
Unrealized
Appreciation
Balance
6/30/2023
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 510,497 116,281 – 626,778
Cost $ 5,106,635 $ 1,217,463 $ – $ 6,324,098 $ – $ – $ 142,141
Value 5,268,325 – – $ (42,513) 6,443,275

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS, SECURITIES SOLD SHORT AND PUT OPTIONS WRITTEN (Unaudited)
June 30, 2023

Absolute Funds
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures and written options, which are valued at their unrealized appreciation/(depreciation) and market value, respectively, at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Asset Backed Obligations $ – $ 124,925 $ – $ 124,925
Investment Companies 13,052,154 – – 13,052,154
Exchange Traded Funds 1,246,509 – – 1,246,509
Publically Traded Partnership 317,751 – – 317,751
Money Market Fund – 7,939,692 – 7,939,692
Purchased Options 130,750 58,500 – 189,250
Investments at Value $ 14,747,164 $ 8,123,117 $ – $ 22,870,281
Total Assets $ 14,747,164 $ 8,123,117 $ – $ 22,870,281
Liabilities
Securities Sold Short
Common Stock $ (392,655) $ – $ – $ (392,655)
Securities Sold Short $ (392,655) $ – $ – $ (392,655)
Other Financial Instruments*
Written Options – (26,500) – (26,500)
Futures (359,214) – – (359,214)
Total Other Financial Instruments* $ (359,214) $ (26,500) $ – $ (385,714)
Total Liabilities $ (751,869) $ (26,500) $ – $ (778,369)